Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Related Party [Abstract]
Schedule of Transactions
The following is a summary of significant transactions between the Telefónica Group and BBVA and Caixabank companies. All transactions were carried out at market prices:

2021
Millions of euros	BBVA	Caixabank
Finance costs	8	7
Receipt of services	14	10
Purchase of goods	2	243
Other expenses	19	—
Total costs	43	260
Finance income	5	—
Dividends received (1)	8	N/A
Services rendered	26	83
Sale of goods	9	92
Other income	5	1
Total revenues	53	176
Purchase of assets	—	94
Finance arrangements: loans, capital contributions and others (borrower)	417	166
Guarantees	147	190
Commitments	—	331
Finance arrangements: loans and capital contributions (lender)	10	—
Dividends paid	108	113
Factoring operations	108	28
(1) At December 31, 2021, Telefónica held a 0.66% stake (0.66% stake at December 31, 2020) in the share capital of Banco Bilbao Vizcaya Argentaria, S.A. (see Note 12).

2020
Millions of euros	BBVA	Caixabank
Finance costs	15	3
Receipt of services	6	15
Purchase of goods	—	60
Other expenses	4	—
Total costs	25	78
Finance income	20	—
Dividends received	7	N/A
Services rendered	21	53
Sale of goods	10	52
Other income	4	—
Total revenues	62	105
Purchase of goods	—	2
Finance arrangements: loans and capital contributions (borrower)	318	25
Finance arrangements: loans and capital contributions (lessee)	—	2
Guarantees	148	89
Commitments	—	104
Finance arrangements: loans and capital contributions (lender)	294	273
Dividends	125	126
Factoring operations	—	477
The balances as of December 31, 2021 and 2020, and the transactions carried out in 2021 and 2020 of Telefónica Group companies with the aforementioned associates and joint ventures in which BBVA and Caixabank hold interests are shown below:

Millions of euros	12/31/2021	12/31/2020
Receivables from associates and joint ventures for current operations	6	8
Payables to associates and joint ventures	36	8

Millions of euros	2021	2020
Revenue from operations with associates and joint ventures	13	14
Expenses from operations with associates and joint ventures	9	9
Finance cost from operations with associates and joint ventures	1	—